Share-Based Compensation - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Share-based compensation expense
Total share-based compensation expense	¥ 137,986	$ 20,152	¥ 71,532	¥ 146,486
Sales and marketing
Share-based compensation expense
Total share-based compensation expense	674	98	906	2,113
General and administrative
Share-based compensation expense
Total share-based compensation expense	¥ 137,312	$ 20,054	¥ 70,626	¥ 144,373